Supplement dated December 14, 2018
to the Prospectus and Summary Prospectus, as supplemented, of the following fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Multi-Manager Small Cap Equity Strategies Fund	1/1/2018
On December 13, 2018, the Fund's Board of Trustees approved certain changes to the Fund's subadvisers. Effective on or about December 19, 2018 (the First Effective Date), J.P. Morgan Investment Management Inc. (JPMIM) assumes day-to-day management of a portion of the Fund's portfolio. Effective on or about February 13, 2019 (the Second Effective Date), Hotchkis and Wiley Capital Management, LLC (Hotchkis & Wiley) assumes day-to-day management of a portion of the Fund's portfolio.
Effective on or about February 12, 2019, Dalton, Greiner, Hartman, Maher & Co., LLC (DGHM) will no longer serve as a subadviser to the Fund and, as of such date, all references to DGHM and Real Estate Management Services Group, LLC (REMS) are hereby removed. Effective on or about February 22, 2019, EAM Investors, LLC (EAM) will no longer serve as a subadviser to the Fund and, as of such date, all references to EAM are hereby removed.
Additionally, the changes described in this Supplement are hereby made to the Fund’s prospectus.
On the First Effective Date, the sixth paragraph under the section "Principal Investment Strategies" in the Summary Prospectus and under the subsection "Principal Investment Strategies" in the "Summary of the Fund" section of the Prospectus, as well as the seventh paragraph under the subsection "Principal Investment Strategies" in the "More Information About the Fund" section of the Prospectus is hereby superseded and replaced with the following:
The Fund’s Subadvisers are BMO Asset Management Corp. (BMO), Conestoga Capital Advisors, LLC (Conestoga), Dalton, Greiner, Hartman, Maher & Co., LLC (DGHM), EAM Investors, LLC (EAM) and J.P. Morgan Investment Management Inc. (JPMIM). Columbia Management and the Subadvisers act independently of each other and use their own methodologies for selecting investments. In addition, Real Estate Management Services Group, LLC (REMS) provides advisory services with respect to REITs in DGHM’s sleeve. Columbia Management, subject to the oversight of the Fund’s Board of Trustees, determines the allocation of the Fund’s assets to each sleeve (except for REMS, for which DGHM determines the proportion of its sleeve assets to be managed by REMS), and may change these allocations at any time.
The rest of the section remains the same.
On the Second Effective Date, the sixth paragraph under the section "Principal Investment Strategies" in the Summary Prospectus and under the subsection "Principal Investment Strategies" in the "Summary of the Fund" section of the Prospectus, as well as the seventh paragraph under the subsection "Principal Investment Strategies" in the "More Information About the Fund" section of the Prospectus is hereby superseded and replaced with the following:
The Fund’s Subadvisers are BMO Asset Management Corp. (BMO), Conestoga Capital Advisors, LLC (Conestoga), EAM Investors, LLC (EAM), Hotchkis and Wiley Capital Management, LLC (Hotchkis & Wiley) and J.P. Morgan Investment Management Inc. (JPMIM). Columbia Management and the Subadvisers act independently of each other and use their own methodologies for selecting investments. Columbia Management, subject to the oversight of the Fund’s Board of Trustees, determines the allocation of the Fund’s assets to each sleeve and may change these allocations at any time.
The rest of the section remains the same.
On the First Effective Date, the following information is added to the section “Fund Management” in the Summary Prospectus and the "Summary of the Fund — Fund Management" section of the Prospectus:
Subadviser: J.P. Morgan Investment Management Inc. (JPMIM)

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Eytan Shapiro, CFA	Managing Director of JPMIM	Co-Portfolio Manager	December 2018
Felise Agranoff, CFA	Managing Director of JPMIM	Co-Portfolio Manager	December 2018
Greg Tuorto	Managing Director of JPMIM	Co-Portfolio Manager	December 2018
Matthew Cohen	Managing Director of JPMIM	Co-Portfolio Manager	December 2018
The rest of the section remains the same.
SUP102_08_003_(12/18)

On the Second Effective Date, the following information is added to the section “Fund Management” in the Summary Prospectus and the "Summary of the Fund — Fund Management" section of the Prospectus:
Subadviser: Hotchkis and Wiley Capital Management, LLC (Hotchkis & Wiley)

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Judd Peters, CFA	Portfolio Manager of Hotchkis & Wiley	Co-Portfolio Manager	February 2019
Ryan Thomes, CFA	Portfolio Manager of Hotchkis & Wiley	Co-Portfolio Manager	February 2019
The rest of the section remains the same.
On the First Effective Date, the subsection "Principal Investment Strategies" in the "More Information About the Fund" section of the Prospectus is hereby revised to add the following:
JPMIM – Small Cap Growth Strategy Sleeve
In managing its sleeve of the Fund, JPMIM will invest primarily in common stocks. Typically, JPMIM invests in securities of companies with a history of above-average growth, as well as companies expected to have above-average growth.
JPMIM employs a process that combines research, valuation and stock selection to identify companies that have a history of above-average growth or which JPMIM believes will achieve above average growth in the future. Growth companies selected by JPMIM include those with leading competitive positions that JPMIM believes can achieve sustainable growth.
JPMIM may sell a security for several reasons. A security may be sold due to a change in the company’s fundamentals or if JPMIM believes the security is no longer attractively valued. Investments may also be sold if JPMIM identifies a stock that it believes offers a better investment opportunity.
The rest of the section remains the same.
On the Second Effective Date, the subsection "Principal Investment Strategies" in the "More Information About the Fund" section of the Prospectus is hereby revised to add the following:
Hotchkis & Wiley – Small Cap Value Strategy Sleeve
Hotchkis & Wiley seeks to invest in stocks whose future prospects it believes are misunderstood or not fully recognized by the market. Hotchkis & Wiley employs a fundamental value investing approach which seeks to exploit market inefficiencies created by irrational investor behavior. To identify these investment opportunities, Hotchkis & Wiley employs a disciplined, bottom-up investment process based on a proprietary model that is augmented with internally-generated fundamental research. Hotchkis & Wiley seeks broad diversified exposure to these investment opportunities. With the exception of diversification guidelines, Hotchkis & Wiley does not employ pre-determined rules when considering which investments to sell; rather, Hotchkis & Wiley evaluates each sell candidate based on the candidate’s specific risk and return characteristics which include: 1) relative valuation; 2) fundamental operating trends; 3) deterioration of fundamentals; and 4) diversification guidelines.
The rest of the section remains the same.
On the First Effective Date, the following information is added under the caption “The Investment Manager” in the “More Information About the Fund — Primary Service Providers” section of the Prospectus:
A discussion regarding the basis for the Board’s approval of the adoption of the investment subadvisory agreement with JPMIM will be available in the Fund’s semiannual report to shareholders for the fiscal period ending February 28, 2019.
The rest of the section remains the same.
On the Second Effective Date, the following information is added under the caption “The Investment Manager” in the “More Information About the Fund — Primary Service Providers” section of the Prospectus:
A discussion regarding the basis for the Board’s approval of the adoption of the investment subadvisory agreement with Hotchkis & Wiley will be available in the Fund’s semiannual report to shareholders for the fiscal period ending February 28, 2019.
The rest of the section remains the same.

SUP102_08_003_(12/18)

On the First Effective Date, the following information is added under the caption “Subadvisers” in the “More Information About the Fund — Primary Service Providers” section of the Prospectus:
JPMIM, which has served as Subadviser to the Fund since December 2018, is located at 270 Park Avenue, New York, New York 10017. JPMIM, subject to the supervision of Columbia Management, provides day-to-day management of a portion of the Fund’s portfolio, as well as investment research and statistical information, under a subadvisory agreement with Columbia Management. JPMIM was incorporated in 1984 and provides a broad range of investment strategies to meet the diverse requirements of their clients’ investment needs.
The rest of the section remains the same.
On the Second Effective Date, the following information is added under the caption “Subadvisers” in the “More Information About the Fund — Primary Service Providers” section of the Prospectus:
Hotchkis & Wiley, which will serve as Subadviser to the Fund effective February 2019, is located at 725 South Figueroa Street, 39th Floor, Los Angeles, California 90017-5439. Hotchkis & Wiley, subject to the supervision of Columbia Management, provides day-to-day management of a portion of the Fund’s portfolio, as well as investment research and statistical information, under a subadvisory agreement with Columbia Management. Hotchkis & Wiley is an independent registered investment adviser. Hotchkis & Wiley was organized in 1980 and provides investment management services to institutional clients, individual/high net worth clients, mutual funds and private accounts.
The rest of the section remains the same.
On the First Effective Date, the following information is added under the caption “Portfolio Managers” in the “More Information About the Fund — Primary Service Providers” section of the Prospectus:
Subadviser: J.P. Morgan Investment Management Inc. (JPMIM)

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Eytan Shapiro, CFA	Managing Director of JPMIM	Co-Portfolio Manager	December 2018
Felise Agranoff, CFA	Managing Director of JPMIM	Co-Portfolio Manager	December 2018
Greg Tuorto	Managing Director of JPMIM	Co-Portfolio Manager	December 2018
Matthew Cohen	Managing Director of JPMIM	Co-Portfolio Manager	December 2018
Mr. Shapiro is the Chief Investment Officer of JPMIM’s U.S. Equity Growth and Small Cap portfolio management teams. Mr. Shapiro joined JPMIM in 1985. He began his investment career in 1982 and earned an M.Phil. from Oxford University and a B.Sc. from City University in London.
Ms. Agranoff is a Managing Director of JPMIM and joined the firm in 2004. Ms. Agranoff began her investment career in 2004 and earned a B.S. from McIntire School of Commerce at the University of Virginia.
Mr. Tuorto is a Managing Director of JPMIM and joined the firm in 2008. Mr. Tuorto began his investment career in 1993 and earned a B.A. from Catholic University and an M.B.A. from Monmouth University.
Dr. Cohen is a Managing Director of JPMIM and joined the firm in 2005. Dr. Cohen began his investment career in 2000 and earned an M.B.A. from New York University’s Stern School of Business and an M.D. from McGill University in Montreal.
The rest of the section remains the same.
On the Second Effective Date, the following information is added under the caption “Portfolio Managers” in the “More Information About the Fund — Primary Service Providers” section of the Prospectus:
Subadviser: Hotchkis and Wiley Capital Management, LLC (Hotchkis & Wiley)

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Judd Peters, CFA	Portfolio Manager of Hotchkis & Wiley	Co-Portfolio Manager	February 2019
Ryan Thomes, CFA	Portfolio Manager of Hotchkis & Wiley	Co-Portfolio Manager	February 2019
Mr. Peters joined Hotchkis & Wiley’s predecessor as equity analyst in 1999 and became portfolio manager of Hotchkis & Wiley in 2003. Mr. Peters began his investment career in 1997 and earned a B.A. and a B.S. from University of California, San Diego.
Mr. Thomes joined Hotchkis & Wiley in 2008 as portfolio analyst and became portfolio manager in 2018. Mr. Thomes began his investment career in 2002 and earned a B.S. from University of Minnesota.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
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